Form N-1A Cover	Feb. 18, 2025
Prospectus [Line Items]
Document Type	497
Amendment Flag	false
Registrant Name	INVESCO ACTIVELY MANAGED EXCHANGE-TRADED FUND TRUST
Entity Central Index Key	0001418144
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 18, 2025
Prospectus Date	Feb. 28, 2024
Supplement to Prospectus [Text Block]	Invesco Municipal Strategic Income ETF (IMSI) (the “Fund”)